Settlements Payable	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Settlements Payable [Abstract]
SETTLEMENTS PAYABLE

NOTE 6 - SETTLEMENTS

On July 20, 2018, the Company entered into a settlement agreement with a collection agent for American Express relating to $127,056 of past due charges. The agreement provided for initial payment of $12,706, monthly payments of $6,500 and final payment on January 27, 2020 of $3,850. Under the terms of the agreement, this debt was in default. On June 27, 2022, the Company entered into an agreement for the balance and the other losses were $7,042 for collection fees. Under the agreement established $5,000 per month is being paid by the Company. The amount due at June 30, 2023 and September 30, 2022, was $0 and $34,892, respectively.

During the year ended September 30, 2022, $119,670 was accrued in recognition of an appeals court ruling that certain obligations be settled in cash (see Note 15). On February 14, 2023, the former CFO received a judgement of $130,400 relating to compensation. The Company paid $2,222 as of March 31, 2023. On May 3, 2023, the Company and the former CFO executed an agreement to settle the judgement amount plus potential obligations for legal fees incurred by the former CFO for a total amount of $90,000 to be paid in three equal installments beginning May 4, 2023, June 3, 2023 and July 3, 2023. The May 2023 and June 2023 payments of $60,000 were made. As of the date of filing this Form 10-Q, all payments have been made and the matter has been concluded.

The total amounts due at June 30, 2023 and September 30, 2022, was $57,448, and $154,562, respectively.

NOTE 7 - SETTLEMENTS PAYABLE

On July 20, 2018, the Company entered into a settlement agreement with a collection agent for American Express relating to $127,056 of past due charges. The agreement provides for initial payment of $12,706, monthly payments of $6,500 and final payment on January 27, 2020 of $3,850. Under the terms of the agreement, this debt is in default. On June 27, 2022, the Company entered into an agreement for the balance and the other losses were $7,042 for collection fees. Under the agreement established $5,000 per month is being paid by the Company. The amount due at September 30, 2022 and 2021, was $34,892 and $42,850, respectively.

During the year ended September 30, 2022, $119,670 was reclassified from other assets to equity upon the cancellation of the 36,821,330 shares and a liability, previously recorded is included in the settlement payable balance (see Note 17). The total amounts due at September 30, 2022, and 2021, was $154,562, and $42,850, respectively.